PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid services	$ 1,918,299	$ 0
Vendor funds receivable	1,057,718	866,276
Other prepaid expenses	1,281,799	765,677
Other receivables	657,489	499,942
Total	$ 4,915,305	$ 2,131,895